MANAGER AND FOUNDER
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   BANC ONE INVESTMENT ADVISORS CORPORATION
   Bank One Center
   241 North Central Avenue
   Phoenix, Arizona 85004

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Arthur K. Carlson
   Thomas W. Courtney
   William L. Ensign
   Diana P. Herrmann
   John C. Lucking
   Anne J. Mills

OFFICERS
   Diana P. Herrmann, President
   Kimball L. Young, Senior Vice President
   Alan R. Stockman, Vice President
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   100 East Broad Street
   Columbus, Ohio 43271

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



SEMI-ANNUAL
REPORT

DECEMBER 31, 2000


                          A TAX-FREE INCOME INVESTMENT


[Logo of Tax-Free Trust of Arizona: an eagle sitting on top of a flag above the words "TAX-FREE TRUST OF ARIZONA"]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILASM GROUP OF FUNDS

[Logo of Tax-Free Trust of Arizona: an eagle sitting on top of a flag above the words "TAX-FREE TRUST OF ARIZONA"]

                   SERVING ARIZONA INVESTORS FOR OVER A DECADE

                            TAX-FREE TRUST OF ARIZONA
                               SEMI-ANNUAL REPORT

                               "ON THE PLUS SIDE"

                                                                February 9, 2001

Dear Fellow Shareholder:

     It is always nice to have a Semi-Annual Report in which you can brag about the plus side returns. For Tax-Free Trust of Arizona, the last six months of the year 2000 was just such a period.

     The year 2000 proved to many people that no longer can one expect returns on investments to average 20% a year - such as had previously been the case for several years with the stock market. In fact, unless one was very lucky, they ended up the year having lost money in stocks, rather than ending up on the plus side.

     Tax-Free Trust of Arizona, on the other hand, did produce a positive return for those who were investors in the Trust for the Trust's Semi-Annual Report period of July 1 through December 31, 2000. These investors saw the Trust's share price rise from $10.17 on July 1, 2000 to a closing price of $10.47 on December 31, 2000. This gain in share price was in addition to the tax-free monthly income that is consistently distributed to investors in the form of dividends.

     As we have explained to you in the past, interest rate changes by the Federal Reserve Board (the "Fed") affect the Trust's share price and ultimate total return. There have been some years in which interest rate changes by the Fed affected the share value of the Trust so that the total return to investors was more on the negative side.

     As we are sure you are aware, during most of the year 2000, the upward bias of interest rates produced by actions of the Fed slowed the economic progress of our country from its previous sizzling rate. Near the end of the year, however, the market foresaw the potential for a downward movement in rates. This anticipated downward trend pushed the share value of the Trust up. And, this is exactly what happened in January, 2001 through actions by the Fed. The Fed saw signs of the U.S. economy coming to a screeching halt as compared with the earlier dynamic growth prospects. Therefore, the Fed decreased rates twice in January by 0.5 of 1% for a total of decline of 1%.

YOUR TRUST'S COMPOSITION

     We have always taken the approach that it is impossible to second-guess exactly what interest rates will do. More specifically, it is almost impossible to guess what the Fed will do to help speed up or slow down the economic activity of our country.

     Consequently, we have always taken the approach of having a variety of bonds with differing maturities and rates composing the Trust's overall portfolio. This tends to produce a blend of returns that we can pass on to our shareholders.


     Also, we have always taken the approach of having the Trust comprised of high-quality securities - AAA to Baa, with the average being AA. Indeed, we strive to never have a situation in which any municipal bonds in the portfolio cause us problems. Specifically, a high quality orientation for the Trust avoids problems. We want to ensure, to the best of our ability, that you can always "sleep well at night" through your ownership of Tax-Free Trust of Arizona.

     Furthermore, we have always taken the viewpoint that the Trust's portfolio should be well diversified in terms of the kinds of projects in which we invest as well as the geographic distribution within Arizona of the Trust's investments. This is another way to manage the stability of the portfolio and produce the kind of return that we want to see for our shareholders.

THE MERITS OF ASSET ALLOCATION

     The securities markets conditions that were experienced in the year 2000 vividly illustrate the merits of asset allocation. Management of the Trust cannot second-guess the right kind of asset allocation that any specific individual investor in the Trust should have. That is really a very personal decision, based upon many factors. However, what we can say is that having a portion of one's assets invested in fixed income securities can tend to be a major factor of comfort for any investor, particularly when stock markets decline - such as happened in the year 2000.

HAPPINESS IS...

     ...having a positive return for shareholders in Tax-Free Trust of Arizona compared with investors who are crying about their results in the stock market. From the responses we have had to date from investors of the Trust, this is exactly the case.

APPRECIATION

     Your continued support of the Trust through your investment is greatly appreciated. We will constantly do what is necessary to merit the confidence you have placed in us.


                                   Sincerely,

/s/  Diana P. Herrmann                       /s/  Lacy B. Herrmann
----------------------                       ---------------------
Diana P. Herrmann                            Lacy B. Herrmann
President                                    Chairman, Board of Trustees

                           TAX-FREE TRUST OF ARIZONA
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2000
                                   (UNAUDITED)

                                                                           RATING
     FACE                                                                 MOODY'S/
    AMOUNT     ARIZONA GENERAL OBLIGATION BONDS (27.9%)                      S&P            VALUE
               Apache Co. Unified School District No. 1 (St. John's),
$    500,000         4.800%, 7/01/04...................................     Baa3/NR      $    504,375
               Bullhead City Parkway Improvement District,
   1,055,000         6.100%, 1/01/11...................................     Baa2/NR         1,089,287
   1,000,000         6.100%, 1/01/12...................................     Baa2/NR         1,027,500
               Chandler, Arizona,
      95,000         7.000%, 7/01/12, Pre-Refunded.....................     Aaa/AAA            97,314
     355,000         7.000%, 7/01/12, FGIC Insured.....................     Aaa/AAA           363,193
   1,500,000         5.125%, 7/01/14, MBIA Insured.....................     Aaa/AAA         1,526,250
               Cochise Co. Unified School District No. 68
                  (Sierra Vista),
   1,000,000         6.000%, 7/01/06, FGIC Insured.....................     Aaa/AAA         1,035,000
     925,000         5.750%, 7/01/09, FGIC Insured.....................     Aaa/AAA           963,156
               Coconino Co. Unified School District No. 1 (Flagstaff),
   2,000,000         5.500%, 7/01/09, AMBAC Insured....................     Aaa/AAA         2,107,500
               Coconino & Yavapai Unified School District (Sedona),
   1,000,000         5.900%, 7/01/07...................................      NR/A-          1,048,750
   1,000,000         5.700%, 7/01/07, FGIC Insured.....................     Aaa/AAA         1,030,000
               Flagstaff, Arizona,
     500,000         6.300%, 7/01/06, FGIC Insured.....................     Aaa/AAA           507,895
               Gila Co. Unified School District No. 10 (Payson),
     500,000         5.750%, 7/01/09, AMBAC Insured....................     Aaa/AAA           526,250
               Goodyear Utility District #1
   1,000,000         5.200%, 7/15/25, MBIA Insured.....................     Aaa/AAA         1,015,000
               Graham Co. Unified School District No. 1 (Safford),
     300,000         5.000%, 7/01/10, FGIC Insured.....................     Aaa/NR            310,125
     675,000         4.700%, 7/01/11, MBIA Insured.....................     Aaa/NR            684,281
               Graham Co. Unified School District No. 4 (Thatcher),
     400,000         5.000%, 7/01/10, FSA Insured......................     Aaa/NR            414,500
               LaPaz Co. Unified School District No. 27 (Parker)
     800,000         6.000%, 7/01/05...................................     Baa2/NR           833,000
               Maricopa Co. Elementary School District No. 1
                  (Phoenix),
     250,000         5.800%, 7/01/10, FSA Insured......................     Aaa/AAA           265,312



               Maricopa Co. Elementary School District No. 3
                  (Tempe),
   1,000,000         5.400%, 7/01/12, FGIC Insured.....................     Aaa/AAA         1,032,500
     540,000         6.000%, 7/01/13, AMBAC Insured, Pre-Refunded......     Aaa/AAA           581,175
   1,140,000         6.000%, 7/01/13, AMBAC Insured....................     Aaa/AAA         1,215,525
   1,025,000         5.500%, 7/01/14, FGIC Insured.....................     Aaa/AAA         1,078,813
               Maricopa Co. Elementary School District No. 28
                  (Kyrene),
   1,000,000         6.000%, 7/01/14, FGIC Insured.....................     Aaa/AAA         1,046,250
               Maricopa Elementary School District No. 38
                  (Madison)
   1,150,000         5.400%, 7/01/11, FGIC Insured.....................     Aaa/AAA         1,200,314
   2,000,000         5.800%, 7/01/15, MBIA Insured.....................     Aaa/AAA         2,120,000
               Maricopa Co. Elementary School District No. 68
                  (Alhambra),
   1,335,000         6.800%, 7/01/010, AMBAC Insured...................     Aaa/AAA         1,418,478
               Maricopa Co. High School District No. 205
                  (Glendale Union),
   1,000,000         5.500%, 7/01/11, FGIC Insured.....................     Aaa/AAA         1,047,500
   5,000,000         5.700%, 7/01/14, FGIC Insured Pre-Refunded........     Aaa/AAA         5,350,000
               Maricopa Co. High School District No. 210
                  (Phoenix Union),
   1,000,000         5.375%, 7/01/13, Pre-Refunded.....................     Aa3/AA          1,063,750
   2,000,000         5.500%, 7/01/17, Pre-Refunded.....................     Aa3/AA          2,140,000
     400,000         4.750%, 7/01/17,..................................     Aa3/AA            386,000
               Maricopa Co. High School District No. 213 (Tempe),
     580,000         6.000%, 7/01/12, FGIC Insured, Pre-Refunded.......     Aaa/AAA           619,150
     295,000         6.000%, 7/01/12, FGIC Insured.....................     Aaa/AAA           311,963
               Maricopa Co. Unified School District No. 4 (Mesa),
     775,000         5.500%, 7/01/06, FGIC Insured.....................     Aaa/AAA           803,094
   2,150,000         5.400%, 7/01/09, FSA Insured......................     Aaa/AAA         2,273,625
               Maricopa Co. School District No. 8 (Osborn),
   1,945,000         6.100%, 7/01/05...................................      A1/A           2,090,875
               Maricopa Co. Unified School District No. 9
                  (Wickenburg)
   1,030,000         5.600%, 7/01/15, AMBAC Insured....................     Aaa/AAA         1,071,200



               Maricopa Co. Unified School District No. 11 (Peoria),
     500,000         9.250%, 7/01/01, FGIC Insured.....................     Aaa/AAA           512,660
   2,000,000         6.100%, 7/01/10, AMBAC Insured....................     Aaa/AAA         2,125,000
   2,345,000         5.250%, 7/01/13, FGIC Insured.....................     Aaa/AAA         2,438,800
     500,000         5.500%, 7/01/15, FGIC Insured.....................     Aaa/AAA           524,375
               Maricopa Co. Unified School District No. 41 (Gilbert)
   2,500,000         6.250%, 7/01/15, FSA Insured......................     Aaa/AAA         2,762,500
               Maricopa Co. Unified School District No. 48
                  (Scottsdale),
     750,000         6.750%, 7/01/09, Pre-Refunded.....................     Aa2/AA            767,183
   1,725,000         5.125%, 7/01/14...................................     Aa2/AA          1,774,594
               Maricopa Co. Unified School District No. 69
                  (Paradise Valley)
   2,400,000         5.800%, 7/01/09, AMBAC Insured....................     Aaa/AAA         2,640,000
   1,000,000         5.300%, 7/01/11, MBIA Insured.....................     Aaa/AAA         1,063,750
               Maricopa Co. Unified School District No. 80
                  (Chandler),
     465,000         5.800%, 7/01/09, FGIC Insured Pre-Refunded........     Aaa/AAA           499,294
               Maricopa Co. Unified School District No. 98
                  (Fountain Hills)
   1,000,000         5.750%, 7/01/12, AMBAC Insured....................     Aaa/AAA         1,057,500
               Mesa, Arizona
   1,500,000         6.500%, 7/01/11, FGIC Insured.....................     Aaa/AAA         1,711,875
     575,000         5.000%, 7/01/13, FGIC Insured.....................     Aaa/AAA           592,250
     740,000         5.000%, 7/01/14, FGIC Insured.....................     Aaa/AAA           758,500
   2,250,000         5.000%, 7/01/19, FGIC Insured.....................     Aaa/AAA         2,241,563
               Mohave Co. Unified School District No. 1
                  (Lake Havasu)
   1,000,000         4.900%, 7/01/13, FGIC Insured ....................     Aaa/AAA         1,012,500
               Navajo Co. Unified School District No. 10
                  (Show Low),
   1,000,000         5.250%, 7/01/16, FGIC Insured.....................     Aaa/NR          1,022,500
               Navajo Co. Unified School District No. 32
                  (Blue Ridge),
     985,000         5.900%, 7/01/08, FSA Insured......................     Aaa/AAA         1,051,487
     640,000         5.800%, 7/01/14, FGIC Insured.....................     Aaa/AAA           680,000



               Peoria, Arizona,
     850,000         5.500%, 4/01/16, FGIC Insured.....................     Aaa/NR            882,937
               Phoenix, Arizona,
   1,040,000         7.500%, 7/01/03...................................     Aaa/AAA         1,121,900
   1,000,000         6.250%, 7/01/16...................................     Aa1/AA+         1,158,750
   1,240,000         6.250%, 7/01/17...................................     Aa1/AA+         1,436,850
   1,000,000         5.000%, 7/01/19...................................     Aa1/AA+           987,500
   2,000,000         5.375%, 7/01/25...................................     Aa1/AA+         2,030,000
               Pima Co. Unified School District No. 1 (Tucson)
   1,000,000         5.875%, 7/01/14, FGIC Insured.....................     Aaa/AAA         1,053,750
   1,000,000         5.250%, 7/01/15, FGIC Insured.....................     Aaa/AAA         1,031,250
               Pima Co. Unified School District No. 8 (Flowing Wells),
   1,090,000         5.900%, 7/01/13, Pre-Refunded.....................      A3/NR          1,185,375
               Pima Co. Unified School District No. 12 (Sunnyside),
   1,000,000         5.500%, 7/01/10, MBIA Insured.....................     Aaa/AAA         1,051,250
               Pinal Co. Unified School District No. 43
                  (Apache Junction),
   1,500,000         5.850%, 7/01/15, FGIC Insured.....................     Aaa/AAA         1,591,875
               Pinewood Sanitary District,
     605,000         6.500%, 7/01/09...................................     NR/NR*            632,225
               Prescott, Arizona
   1,120,000         4.500%, 7/01/12, FGIC Insured.....................     Aaa/AAA         1,111,600
               Prescott Valley Sewer Collection Improvement District,
     500,000         7.900%, 1/01/12...................................     NR/BBB-           541,875
               Santa Cruz Co. Unified School District No. 1 (Nogales),
     400,000         7.700%, 7/01/03, Pre-Refunded.....................     Aaa/AAA           411,092
   1,000,000         5.800%, 7/01/13, FSA Insured......................     Aaa/AAA         1,016,250
               Scottsdale, Arizona,
     850,000         6.000%, 7/01/14, Pre-Refunded.....................     Aa1/AA+           880,813
   2,350,000         6.000%, 7/01/13...................................     Aa1/AA+         2,585,000
   1,050,000         5.750%, 7/01/18...................................     Aa1/AA+         1,111,688
   2,825,000         5.500%, 7/01/22...................................     Aa1/AA+         2,902,688
               Show Low Improvement District #6
   1,000,000         6.000%, 1/01/18, ACA Insured......................      NR/A           1,053,750


               Tempe, Arizona,
   1,015,000         5.400%, 7/01/11...................................     Aa1/AA+         1,096,200
   2,270,000         4.500%, 7/01/14...................................     Aa1/AA+         2,199,063
               Tucson, Arizona,
     500,000         5.750%, 7/01/09, FGIC Insured.....................     Aaa/AAA           531,875
   2,195,000         6.100%, 7/01/12, FGIC Insured.....................     Aaa/AAA         2,285,544
   2,150,000         5.750%, 7/01/20, Pre-Refunded.....................     Aa3/AA          2,316,625
               Yavapai Co. Unified School District No. 28
                  (Camp Verde),
     500,000         6.000%, 7/01/08, FGIC Insured.....................     Aaa/AAA           535,625
               Yuma, Arizona,
   2,000,000         6.125%, 7/01/12, AMBAC Insured Pre-Refunded.......     Aaa/AAA         2,110,000
                                                                                         ------------
                     Total Arizona General Obligation Bonds............                   104,288,581
                                                                                         ------------

               ARIZONA REVENUE BONDS (69.1%)

               AIRPORT REVENUE BONDS (2.6%)
               Phoenix Civic Improvement Corp. Airport
                  Revenue Bonds
     600,000         5.250%, 7/01/08...................................     Aa2/AA+           629,250
   1,890,000         6.300%, 7/01/14...................................     Aa2/AA+         2,029,387
   1,000,000         5.000%, 7/01/25, FSA Insured......................     Aaa/AAA           973,750
               Phoenix Municipal Airport Authority,
   1,795,000         6.300%, 7/01/10, AMT, MBIA Insured................     Aaa/AAA         1,927,381
     565,000         6.400%, 7/01/12, AMT, MBIA Insured................     Aaa/AAA           606,669
               Tucson Municipal Airport Authority,
   3,500,000         5.700%, 6/01/13, MBIA Insured.....................     Aaa/AAA         3,640,000
                                                                                         ------------
                  Total Airport Revenue Bonds .........................                     9,806,437
                                                                                         ------------

               BASIC SERVICE REVENUE BONDS (10.5%)
               Arizona Transportation Board Revenue Bonds,
   1,100,000         6.500%, 7/01/04, AMBAC Insured....................     Aaa/AAA         1,182,500
               Arizona Transportation Highway Revenue Bonds,
   1,000,000         6.250%, 7/01/16...................................     Aa1/AAA         1,113,750
               Buckeye Excise Tax Revenue Bonds,
     500,000         5.900%, 8/01/20, AMBAC Insured....................     Aaa/AAA           543,125


               Casa Grande Excise Tax Revenue Bonds,
     365,000         6.000%, 4/01/10, FGIC Insured.....................     Aaa/AAA           381,881
     440,000         5.200%, 4/01/17, MBIA Insured.....................     Aaa/AAA           447,150
               Chandler Street & Highway User Revenue Bonds,
   1,000,000         5.400%, 7/01/13, MBIA Insured.....................     Aaa/AAA         1,040,000
   1,000,000         5.500%, 7/01/16...................................      A1/A+          1,036,250
               Gilbert Water & Sewer Revenue Bonds,
   2,500,000         6.500%, 7/01/12, FGIC Insured.....................     Aaa/AAA         2,687,500
               Greater Arizona Development Authority
                  Revenue Bonds,
   1,165,000         5.600%, 8/01/16, MBIA Insured.....................     Aaa/AAA         1,224,706
               Mesa Utility System Revenue Bonds,
   3,000,000         5.375%, 7/01/14, FGIC Insured.....................     Aaa/AAA         3,093,750
               Phoenix Civic Improvement Corp. Excise Tax
                  Revenue Bonds (Courthouse Project),
   1,500,000         5.250%, 7/01/24...................................     Aa2/AA+         1,507,500
               Phoenix Civic Improvement Corp. Water System
                  Revenue Bonds,
   1,090,000         6.000%, 7/01/03...................................     Aa3/AA-         1,137,688
   1,500,000         5.400%, 7/01/14...................................     Aa3/AA-         1,543,125
   1,250,000         5.000%, 7/01/18...................................      Aa3/A          1,246,875
               Phoenix Street & Highway User Revenue Bonds,
   2,190,000         6.250%, 7/01/06...................................      A1/AA          2,296,762
   5,000,000         6.250%, 7/01/11...................................      A2/A+          5,218,750
   3,265,000         6.250%, 7/01/11, MBIA Insured.....................     Aaa/AAA         3,416,006
               Pima County Sewer Revenue Bonds,
   2,000,000         6.750%, 7/01/15, FGIC Insured.....................     Aaa/AAA         2,043,460
               Prescott Valley Water District Revenue Bonds,
   1,000,000         4.875%, 1/01/19, MBIA Insured.....................     NR/AAA            981,250
               Scottsdale Preserve Authority Excise Tax
                  Revenue Bonds,
   1,990,000         5.625%, 7/01/18, FGIC Insured.....................     Aaa/AAA         2,057,163
               Sedona Sewer Revenue Bonds,
   1,055,000         7.000%, 7/01/12...................................     NR/BBB+         1,122,256
               Tucson Water System Revenue Bonds,
   3,990,000         5.750%, 7/01/18...................................      A1/A+          4,099,725
                                                                                         ------------
                  Total Basic Service Revenue Bonds....................                    39,421,172
                                                                                         ------------




               HOSPITAL REVENUE BONDS (5.8%)
               Arizona Health Facilities (Northern Arizona
                  Healthcare System),
   1,000,000         5.250%, 10/01/16, AMBAC Insured...................     Aaa/AAA         1,015,000
               Arizona Health Facilities
                  (Phoenix Children's Hospital),
     650,000         5.200%, 11/15/07,.................................      A2/NR            648,375
               Arizona Health Facilities (Samaritan Health),
   2,600,000         5.625%, 12/01/15, MBIA Insured....................     Aaa/AAA         2,821,000
               Chandler Industrial Development Authority
                  (Ahwatukee Medical Facility),
     900,000         7.000%, 7/01/22 Pre-Refunded......................     NR/NR*          1,046,250
               Maricopa Co. Industrial Development Authority
                  (Mercy Health Care System-St. Joseph's Hospital)
     825,000         7.750%, 11/01/10..................................     NR/AAA            971,438
               Mesa Industrial Development Authority
                  (Discovery Health),
   1,000,000         5.750%, 1/01/29, MBIA Insured.....................     Aaa/AAA         1,047,500
               Mohave Co. Industrial Development Authority
                  (Baptist Hospital),
   1,150,000         5.700%, 9/01/15, MBIA Insured.....................     Aaa/AAA         1,253,500
               Phoenix Industrial Development Authority (John C.
                  Lincoln Hospital),
   1,270,000         5.500%, 12/01/13, FSA Insured.....................     Aaa/AAA         1,328,737
               Pima Co. Industrial Development Authority
                  (Healthpartners),
   1,000,000         5.625%, 4/01/14, MBIA Insured.....................     Aaa/AAA         1,045,000
               Pima Co. Industrial Development Authority
                  (Tucson Medical Center),
   1,000,000         6.375%, 4/01/12, MBIA Insured.....................     Aaa/AAA         1,043,750
   1,000,000         5.000%, 4/01/15, MBIA Insured.....................     Aaa/AAA         1,000,000
               Scottsdale Industrial Development Authority
                  (Scottsdale Memorial Hospital),
   2,000,000         6.500%, 9/01/03, AMBAC Insured....................     Aaa/AAA         2,112,500
     530,000         6.500%, 9/01/06, AMBAC Insured....................     Aaa/AAA           586,975
   2,000,000         5.500%, 9/01/12, AMBAC Insured....................     Aaa/AAA         2,145,000
   1,770,000         6.125%, 9/01/17, AMBAC Insured....................     Aaa/AAA         1,929,300




               Yavapai Co. Industrial Development Authority
                  (Yavapai Regional Medical Center),
   1,130,000         5.125%, 12/01/13, FSA Insured.....................     Aaa/AAA         1,152,600
               Yuma Co. Industrial Development Authority (Yuma
                  Regional Medical Center),
     500,000         5.850%, 8/01/08, MBIA Insured.....................     Aaa/AAA           543,750
                                                                                         ------------
                  Total Hospital Revenue Bonds.........................                    21,690,675
                                                                                         ------------

               LEASE REVENUE BONDS (9.4%)
               Arizona Certificates of Participation Lease
                  Revenue Bonds,
     840,000         6.625%, 9/01/08, FSA Insured......................     Aaa/AAA           870,324
   2,000,000         6.500%, 3/01/08, FSA Insured......................     Aaa/AAA         2,085,000
               Arizona Municipal Finance Program No.1
   1,250,000         6.000%, 8/01/17, AMBAC Insured....................     Aaa/AAA         1,290,625
               Arizona Municipal Finance Program No. 20,
   1,300,000         7.700%, 8/01/10, MBIA Insured.....................     Aaa/AAA         1,589,250
               Arizona Municipal Finance Program No. 34,
   1,000,000         7.250%, 8/01/09, MBIA Insured.....................     Aaa/AAA         1,201,250
               Bullhead City Municipal Property Corp.
                  Lease Revenue Bonds,
     400,000         5.200%, 7/01/09, MBIA Insured.....................     Aaa/NR            419,500
               Cave Creek Certificates of Participation Lease
                  Revenue Bonds,
     365,000         5.750%, 7/01/19...................................     NR/BBB-           361,806
               Lake Havasu City Certificates of Participation Lease
                  Revenue Bonds,
     500,000         7.000%, 6/01/05, FGIC Insured.....................     Aaa/AAA           510,875
               Maricopa Co. Certificates of Participation Lease
                  Revenue Bonds,
   1,000,000         6.000%, 6/01/04...................................     A1/BBB+         1,033,750
               Navajo Co. Municipal Property Corp. Lease
                  Revenue Bonds,
   1,000,000         6.250%, 7/01/20, ACA Insured......................      NR/A           1,053,750



               Oro Valley Municipal Property Corp. Lease
                  Revenue Bonds,
   1,000,000         5.200%, 7/01/10, MBIA Insured.....................     Aaa/AAA         1,058,750
   1,075,000         5.550%, 7/01/17, MBIA Insured.....................     Aaa/AAA         1,122,031
   1,835,000         5.375%, 7/01/26, MBIA Insured.....................     Aaa/AAA         1,860,231
               Oro Valley Water Development Fee Revenue Bonds,
     500,000         6.400%, 1/01/08...................................     NR/NR*            500,235
               Phoenix Civic Improvement Corp. Excise Tax
                  Revenue Bonds,
   2,320,000         5.750%, 7/01/14, FGIC Insured.....................     Aaa/AAA         2,537,500
   1,715,000         5.000%, 7/01/20, FGIC Insured.....................     Aaa/AAA         1,699,994
               Phoenix Civic Plaza Building Revenue Bonds,
   1,500,000         6.000%, 7/01/14...................................     Aa2/AA+         1,597,500
               Pinal Co. Certificates of Participation Lease
                  Revenue Bonds,
   1,125,000         6.250%, 6/01/04 Pre-Refunded......................      NR/AA          1,157,344
               Scottsdale Municipal Property Corp. Lease
                  Revenue Bonds,
   2,200,000         6.250%, 11/01/10, FGIC Insured....................     Aaa/AAA         2,279,750
   2,620,000         6.250%, 11/01/14, FGIC Insured....................     Aaa/AAA         2,701,875
               Sierra Vista Municipal Property Corp. Lease
                  Revenue Bonds,
   1,265,000         5.000%, 1/01/18, AMBAC Insured....................     Aaa/AAA         1,266,581
   1,000,000         5.000%, 1/01/18, AMBAC Insured....................     Aaa/AAA         1,001,250
     500,000         5.125%, 1/01/21, AMBAC Insured....................     Aaa/AAA           500,000
               Surprise Municipal Property Corp. Lease
                  Revenue Bonds,
   2,500,000         5.700%, 7/01/20, AMBAC Insured....................     NR/AAA          2,631,250
               Tucson Business Development Finance Corp.
   1,585,000         6.250%, 7/01/12, FGIC Insured.....................     Aaa/AAA         1,662,269
               University of Arizona Certificates of Participation
                  Lease Revenue Bonds,
   1,000,000         5.650%, 9/01/09, FSA Insured......................     Aaa/AAA         1,060,000
                                                                                         ------------
                  Total Lease Revenue Bonds............................                    35,052,690
                                                                                         ------------



               MORTGAGE REVENUE BONDS (7.6%)
               Arizona Capital Facilities Finance Corp. Arizona
                  State Student Housing
   1,000,000         6.125%, 9/01/20...................................     Baa3/NR         1,018,750
               Maricopa Co. Industrial Development Authority
                  Horizon Community Learning Center
   1,500,000         6.375%, 9/15/30, ACA Insured......................      NR/A           1,605,000
               Maricopa Co. Industrial Development Authority
                  Multi-Family Mortgage Revenue Bonds
                  (Advantage Point Project),
   1,000,000         6.500%, 7/01/16...................................     NR/AAA          1,140,000
               Maricopa Co. Industrial Development Authority
                  Multi-Family Mortgage Revenue Bonds (National
                  Health Project),
   1,300,000         5.500%, 1/01/18, FSA Insured......................     Aaa/AAA         1,317,875
               Maricopa Co. Industrial Development Authority
                  Multi-Family Mortgage Revenue Bonds (Pines at
                  Camelback Project),
     450,000         5.400%, 5/01/18...................................      NR/AA            451,125
               Maricopa Co. Industrial Development Authority
                  Single Family Mortgage Revenue,
   1,420,000         6.625%, 7/01/21...................................     Aaa/NR          1,512,300
               Mohave Co. Industrial Development Authority
                  (Chris Ridge Village),
   1,040,000         6.250%, 11/01/16..................................     NR/AAA          1,088,100
               Peoria Industrial Development Authority (Casa Del Rio),
   2,500,000         7.300%, 2/20/28...................................     NR/AAA          2,696,875
               Phoenix Industrial Development Authority (Capital
                  Mall Project)
   2,000,000         5.375%, 9/15/22, AMBAC Insured....................     Aaa/AAA         2,035,000
               Phoenix Industrial Development Authority Single
                  Family Mortgage Revenue,
   1,030,000         6.300%, 12/01/12, AMT.............................     NR/AAA          1,091,800
     750,000         5.875%, 12/01/16,.................................     NR/AAA            787,500
   1,990,000         5.300%, 4/01/20, AMT..............................     NR/AAA          1,942,738
     975,000         5.350%, 6/01/20, AMT..............................     NR/AAA            954,281



               Pima Co. Industrial Development Authority Single
                  Family Mortgage Revenue,
     140,000         7.625%, 2/01/12...................................      A2/NR            142,800
     665,000         6.500%, 2/01/17...................................      A/NR             699,081
   1,095,000         6.750%, 11/01/27, AMT.............................     NR/AAA          1,145,644
   1,625,000         6.250%, 11/01/29, AMT.............................     NR/AAA          1,765,156
   1,000,000         6.100%, 5/01/31, AMT..............................     NR/AAA          1,032,500
               Scottsdale Industrial Development Authority
                  (Westminster Village),
   1,185,000         7.700%, 6/01/06...................................     NR/NR*          1,224,994
               Tempe Industrial Development Authority
                  (Friendship Village),
   1,500,000         6.500%, 12/01/08..................................     NR/NR*          1,453,125
               Yuma Industrial Development Authority Multi-Family
                  Mortgage Revenue Bonds (Alexandrite Sands),
   3,000,000         6.100%, 9/20/34...................................     NR/AAA          3,202,500
                                                                                         ------------
                  Total Mortgage Revenue Bonds.........................                    28,307,144
                                                                                         ------------

               POLLUTION CONTROL REVENUE BONDS (6.0%)
               Casa Grande Industrial Development Authority
                  (Frito Lay) Revenue Bonds,
     250,000         6.650%, 12/01/14..................................     A1/lNR            264,687
               Coconino Co. Pollution Control (Nevada Power)
                  Revenue Bonds,
   5,500,000         5.350%, 10/01/22..................................     NR/BBB          4,874,375
               Greenlee Co. Pollution Control (Phelps Dodge)
                  Revenue Bonds,
   9,500,000         5.450%, 6/01/09...................................     A2/BBB          9,571,250
               Mohave Co. Industrial Development Authority
                  (North Star Steel) Revenue Bonds,
   4,150,000         5.500%, 12/01/20, AMT.............................      NR/A-          3,968,437
               Navajo Co. Pollution Control Revenue Bonds
                  (Arizona Public Service),
   2,250,000         5.875%, 8/15/28, MBIA Insured.....................     Aaa/AAA         2,331,563
   1,250,000         5.875%, 8/15/28, MBIA Insured.....................     Aaa/AAA         1,295,312
                                                                                         ------------
                  Total Pollution Control Revenue Bonds...............                    22,305,624
                                                                                         ------------



               UNIVERSITY REVENUE BONDS (10.9%)
               Arizona Board of Regents-Arizona State University
                  System Revenue Bonds,
   6,850,000         5.750%, 7/01/12...................................      A1/AA          7,038,375
   7,000,000         6.125%, 7/01/15...................................      A1/AA          7,195,790
     735,000         5.850%, 7/01/18, MBIA Insured.....................     Aaa/AAA           789,206
   1,400,000         5.500%, 7/01/19...................................      A1/AA          1,415,750
               Arizona Board of Regents-Northern Arizona
                  University System Revenue Bonds,
   3,000,000         5.800%, 6/01/08 AMBAC Insured.....................     Aaa/AAA         3,116,250
   3,000,000         5.200%, 6/01/13, FGIC Insured.....................     Aaa/AAA         3,086,250
               Arizona Board of Regents-University of Arizona
                  System Revenue Bonds,
   2,750,000         6.250%, 6/01/11...................................      A1/AA          2,873,750
   1,000,000         5.500%, 6/01/16, FGIC Insured.....................     Aaa/AAA         1,041,250
     750,000         5.800%, 6/01/24, FGIC Insured.....................     Aaa/AAA           785,625
               Arizona Educational Loan Marketing Corp.,
     450,000         7.000%, 3/01/05, AMT..............................     Aa2/NR            462,938
     500,000         6.625%, 9/01/05, AMT..............................     Aa2/NR            516,250
   1,720,000         5.700%, 12/01/08, AMT.............................     Aa2/NR          1,750,100
               Arizona Student Loan Revenue
     500,000         6.600%, 5/01/10, AMT..............................      Aa/NR            525,000
   1,000,000         5.875%, 5/01/18, AMT..............................     Aaa/NR          1,036,250
   1,000,000         5.900%, 5/01/19, AMT..............................     Aaa/NR          1,035,000
   1,000,000         6.150%, 5/01/29, AMT..............................      A2/NR          1,023,750
               Glendale Industrial Development Authority
                  (American Graduate School),
   2,100,000         5.625%, 7/01/20, AMBAC Insured....................     NR/AAA          2,149,875
               Glendale Industrial Development Authority
                  (Midwestern University)
   2,250,000         5.375%, 5/15/28...................................     NR/BBB+         2,120,625
               Pinal Co. Community College District
                  Revenue Bonds,
   1,055,000         5.100%, 7/01/14, AMBAC Insured....................     Aaa/NR          1,077,419


               Yavapai Co. Community College District
                  Revenue Bonds,
   1,070,000         5.400%, 7/01/10, FGIC Insured.....................     Aaa/AAA         1,103,438
     500,000         6.000%, 7/01/12...................................     NR/BBB+           511,875
                                                                                         ------------
                  Total University Revenue Bonds.......................                    40,654,766
                                                                                         ------------

               UTILITY REVENUE BONDS (16.3%)
               Arizona Power Authority (Hoover Dam Project)
                  Revenue Bonds,
   2,720,000         5.300%, 10/01/06, MBIA Insured....................     Aaa/AAA         2,842,400
   8,500,000         5.375%, 10/01/13, MBIA Insured....................     Aaa/AAA         8,733,750
   2,425,000         5.250%, 10/01/17, MBIA Insured....................     Aaa/AAA         2,455,312
               Arizona Wastewater Management Authority
                  Revenue Bonds,
   1,940,000         5.600%, 7/01/12, AMBAC Insured....................     Aaa/AAA         2,063,675
   1,240,000         5.625%, 7/01/15, AMBAC Insured....................     Aaa/AAA         1,343,850
               Arizona Water Infrastructure Finance Authority
                  Revenue Bonds,
   1,465,000         5.750%, 10/01/11..................................     Aa2/NR          1,607,837
   2,000,000         5.500%, 10/01/17..................................     Aa2/NR          2,090,000
               Central Arizona Water Conservation District
                  Revenue Bonds,
   1,500,000         5.500%, 11/01/09..................................     A1/AA-          1,620,000
   1,000,000         5.500%, 11/01/10..................................     A1/AA-          1,082,500
               Mohave Co. Industrial Development Authority
                  (Citizens Utility),
   1,700,000         4.750%, 8/01/20 ..................................      NR/A-          1,659,625
   3,025,000         7.050%, 8/01/20...................................      NR/A-          3,060,907
               Pima Co. Industrial Development Authority (Tucson
                  Electric), Revenue Bonds,
   2,320,000         7.250%, 7/15/10, FSA Insured......................     Aaa/AAA         2,458,991
               Salt River Project Agricultural Improvement and
                  Power Revenue Bonds
   2,000,000         5.500%, 1/01/10...................................     Aa2/AA          2,157,500


               Salt River Project Agricultural Improvement and
                  Power Revenue Bonds (continued)
   4,485,000         6.200%, 1/01/12...................................     Aa2/AA          4,660,408
     650,000         6.000%, 1/01/13...................................     Aa2/AA            673,270
   2,155,000         6.000%, 1/01/16...................................     Aa2/AA          2,232,149
   1,695,000         5.750%, 1/01/19...................................     Aa2/AA          1,708,441
   4,520,000         6.250%, 1/01/19...................................     Aa2/AA          4,683,262
   5,000,000         5.000%, 1/01/20...................................     Aa2/AA          4,931,250
   5,820,000         6.250%, 1/01/27...................................     Aa2/AA          6,027,890
   1,700,000         5.250%, 1/01/28...................................     Aa2/AA          1,691,500
     100,000         6.000%, 1/01/31...................................     Aa2/AA             99,750
               Santa Cruz Industrial Development Authority
                  (Citizens Utility),
   1,220,000         7.150%, 2/01/23, AMT..............................      NR/A-          1,222,721
                                                                                         ------------
                  Total Utility Revenue Bonds..........................                    61,106,988
                                                                                         ------------
                     Total Arizona Revenue Bonds.......................                   258,345,496
                                                                                         ------------

               ZERO COUPON BONDS (1.7%)
               Maricopa Co. Industrial Development Authority
                  Single Family Mortgage Revenue Bonds,
   1,985,000         12/31/14..........................................     Aaa/AAA           915,581
   2,000,000         02/01/16..........................................     Aaa/AAA           852,500
   3,090,000         12/31/16..........................................     Aaa/AAA         1,367,325
               Phoenix Industrial Development Authority Single
                  Family Mortgage Revenue,
   1,150,000         12/01/14..........................................     Aaa/AAA           533,312
               Sedona Wastewater Municipal Property Corp.
                  Revenue Bonds,
   2,210,000         07/01/24, MBIA Insured............................     NR/AAA            632,612
               Tucson & Pima Co. Single Family Mortgage
                  Revenue Bonds
   3,995,000         12/01/14..........................................     Aaa/AAA         1,957,550
                                                                                         ------------
                     Total Zero Coupon Bonds...........................                     6,258,880
                                                                                         ------------



               U.S. TERRITORIAL BONDS (0.4%)
               Puerto Rico General Obligation Bonds,
   1,000,000         6.250%, 7/01/10...................................     Baa1/A          1,042,500
     535,000         6.450%, 7/01/17 Pre-Refunded......................     Aaa/AAA           584,488
                                                                                         ------------

                     Total U.S. Territorial Bonds......................                     1,626,988
                                                                                         ------------

               Total Investments (cost $354,753,904)**.....     99.1%                     370,519,945
               Other assets less liabilities...............      0.9                        3,454,430
                                                               -----                     ------------
               Net Assets..................................    100.0%                    $373,974,375
                                                               =====                     ============

               * Any security not rated has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

               **   Cost for Federal tax purposes is identical.

                       PORTFOLIO ABBREVIATIONS:

               ACA   - ACA Financial Guaranty Corp.
               AMT   - Alternative Minimum Tax
               AMBAC - American Municipal Bond Assurance Corp. FGIC - Financial Guaranty Insurance Co.
               FSA   - Financial Security Assurance  Co.
               MBIA  - Municipal  Bond  Investors  Assurance Corp.


                 See accompanying notes to financial statements.

                           TAX-FREE TRUST OF ARIZONA
                       STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2000 (UNAUDITED)

ASSETS
   Investments at value (cost $354,753,904) ..........................................   $ 370,519,945
   Interest receivable ...............................................................       8,035,500
   Receivable for Trust shares sold ..................................................          49,709
   Other assets ......................................................................           2,716
                                                                                         -------------
   Total assets ......................................................................     378,607,870
                                                                                         -------------

LIABILITIES
   Payable for investment securities purchased .......................................       2,485,675
   Cash overdraft ....................................................................       1,127,529
   Dividends payable .................................................................         442,226
   Payable for Trust shares redeemed .................................................         264,551
   Distribution fees payable .........................................................         145,562
   Management fee payable ............................................................         126,184
   Accrued expenses ..................................................................          41,768
                                                                                         -------------
   Total liabilities .................................................................       4,633,495
                                                                                         -------------

NET ASSETS ...........................................................................   $ 373,974,375
                                                                                         =============

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share    $     357,109
   Additional paid-in capital ........................................................     362,413,958
   Net unrealized appreciation on investments ........................................      15,766,041
   Accumulated net realized loss on investments ......................................      (4,059,842)
   Distributions in excess of net investment income ..................................        (502,891)
                                                                                         -------------
                                                                                         $ 373,974,375
                                                                                         =============

CLASS A
   Net Assets ........................................................................   $ 368,925,266
                                                                                         =============
   Capital shares outstanding ........................................................      35,229,154
                                                                                         =============
   Net asset value and redemption price per share ....................................   $       10.47
                                                                                         =============
   Offering price per share (100/96 of $10.47 adjusted to nearest cent) ..............   $       10.91
                                                                                         =============

CLASS C
   Net Assets ........................................................................   $   3,458,225
                                                                                         =============
   Capital shares outstanding ........................................................         330,176
                                                                                         =============
   Net asset value and offering price per share ......................................   $       10.47
                                                                                         =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) .....................................   $       10.47*
                                                                                         =============

CLASS Y
   Net Assets ........................................................................   $   1,590,884
                                                                                         =============
   Capital shares outstanding ........................................................         151,533
                                                                                         =============
   Net asset value, offering and redemption price per share ..........................   $       10.50
                                                                                         =============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                             STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

INVESTMENT INCOME:

     Interest income...................................................                     $  10,248,533

Expenses:

     Management fee (note 3)...........................................    $     739,947
     Distribution and service fees (note 3)............................          289,801
     Transfer and shareholder servicing agent fees.....................          110,474
     Trustees' fees and expenses ......................................           38,749
     Shareholders' reports and proxy statements........................           30,950
     Legal fees........................................................           29,866
     Custodian fees....................................................           19,779
     Audit and accounting fees.........................................           13,250
     Registration fees and dues........................................           12,937
     Insurance.........................................................            7,500
     Miscellaneous.....................................................           20,954
                                                                           -------------
     Total expenses....................................................        1,314,207

     Expenses paid indirectly (note 7).................................          (19,779)
                                                                           -------------
     Net expenses......................................................                         1,294,428
                                                                                            -------------
     Net investment income.............................................                         8,954,105

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

     Net realized gain from securities transactions....................          512,758
     Change in unrealized appreciation on investments..................       10,280,925
                                                                           -------------

     Net realized and unrealized gain on investments...................                        10,793,683
                                                                                            -------------
     Net increase in net assets resulting from operations..............                     $  19,747,788
                                                                                            =============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SIX MONTHS ENDED
                                                                                       DECEMBER 31, 2000         YEAR ENDED
                                                                                          (UNAUDITED)           JUNE 30, 2000
OPERATIONS:
   Net investment income .........................................................       $   8,954,105          $  18,556,451
   Net realized gain (loss) from securities transactions .........................             512,758             (4,572,600)
   Change in unrealized appreciation on investments ..............................          10,280,925             (6,253,235)
                                                                                         -------------          -------------
      Change in net assets resulting from operations .............................          19,747,788              7,730,616
                                                                                         -------------          -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
   Class A Shares:
   Net investment income .........................................................          (9,000,820)           (18,647,193)
   Net realized gain on investments ..............................................               -                 (1,507,740)

   Class C Shares:
   Net investment income .........................................................             (65,038)               (82,729)
   Net realized gain on investments ..............................................               -                     (7,399)

   Class Y Shares:
   Net investment income .........................................................             (42,501)              (106,050)
   Net realized gain on investments ..............................................               -                     (8,384)
                                                                                         -------------          -------------
      Change in net assets from distributions ....................................          (9,108,359)           (20,359,495)
                                                                                         -------------          -------------

CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Proceeds from shares sold .....................................................          16,122,168             37,513,857
   Reinvested dividends and distributions ........................................           4,745,518             11,333,881
   Cost of shares redeemed .......................................................         (20,344,294)           (68,785,609)
                                                                                         -------------          -------------
      Change in net assets from capital share transactions .......................             523,392            (19,937,871)
                                                                                         -------------          -------------

      Change in net assets .......................................................          11,162,821            (32,566,750)

NET ASSETS:
   Beginning of period ...........................................................         362,811,554            395,378,304
                                                                                         -------------          -------------
   End of period .................................................................       $ 373,974,375          $ 362,811,554
                                                                                         =============          =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION

     Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At December 31, 2000, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.


d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.   FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

     Banc One Investment Advisors Corporation (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, maintains the Trust's accounting books and records, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Trust's net assets.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b)   DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended December 31, 2000, service fees on Class A Shares amounted to $273,831, of which the Distributor received $11,667.


     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended December 31, 2000 amounted to $11,978. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended December 31, 2000, amounted to $3,992. The total of these payments with respect to Class C Shares amounted to $15,970, of which the Distributor received $9,951.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2000, total commissions on sales of Class A Shares amounted to $374,966, of which the Distributor received $66,851.

4.   PURCHASES AND SALES OF SECURITIES

     During the six months ended December 31, 2000, purchases of securities and proceeds from the sales of securities aggregated $35,216,287 and $34,798,554 respectively.

     At December 31, 2000, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $16,808,098 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,042,057 for a net unrealized appreciation of $15,766,041.

     At June 30, 2000, the Trust has a capital loss carryover of $2,303,749 which expires on June 30, 2008. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

5.   PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At December 31, 2000, the Trust had 0.4% of its net assets invested in two such municipal issues.

6.   DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.


     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

7.   EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8.   CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                             SIX MONTHS ENDED
                                                             DECEMBER 31, 2000                               YEAR ENDED
                                                                (UNAUDITED)                                JUNE 30, 2000
                                                        SHARES                AMOUNT                SHARES                AMOUNT
CLASS A SHARES:
   Proceeds from shares sold ...............            1,512,592          $ 15,590,971             3,470,893          $ 35,429,737
   Reinvested distributions ................              452,916             4,669,599             1,096,738            11,163,766
   Cost of shares redeemed .................           (1,941,874)          (19,986,385)           (6,632,707)          (67,523,007)
                                                     ------------          ------------          ------------          ------------
      Net change ...........................               23,634               274,185            (2,065,076)          (20,929,504)
                                                     ------------          ------------          ------------          ------------
CLASS C SHARES:
   Proceeds from shares sold ...............               50,296               515,382               184,421             1,885,934
   Reinvested distributions ................                4,780                49,295                 6,256                63,628
   Cost of shares redeemed .................              (11,839)             (121,311)              (31,387)             (317,549)
                                                     ------------          ------------          ------------          ------------
   Net change ..............................               43,237               443,366               159,290             1,632,013
                                                     ------------          ------------          ------------          ------------
CLASS Y SHARES:
   Proceeds from shares sold ...............                1,541                15,815                19,213               198,186
   Reinvested distributions ................                2,582                26,624                10,423               106,487
   Cost of shares redeemed .................              (22,995)             (236,598)              (91,773)             (945,053)
                                                     ------------          ------------          ------------          ------------
Net change .................................              (18,872)             (194,159)              (62,137)             (640,380)
                                                     ------------          ------------          ------------          ------------
Total transactions in Trust
   shares ..................................               47,999          $    523,392            (1,967,923)         $(19,937,871)
                                                     ============          ============          ============          ============


                            TAX-FREE TRUST OF ARIZONA
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                    CLASS A
                                                               SIX MONTHS
                                                                  ENDED
                                                                 12/31/00                     YEAR ENDED JUNE 30,
                                                               (UNAUDITED)     2000        1999       1998       1997       1996
Net asset value, beginning of period ..........................  $  10.17    $  10.51    $  10.86   $  10.58   $  10.38   $  10.37
                                                                 --------    --------    --------   --------   --------   --------

Income from investment operations:
   Net investment income ......................................      0.25        0.51        0.51       0.52       0.53       0.55
   Net gain (loss) on securities (both realized and unrealized)      0.30       (0.30)      (0.26)      0.29       0.22       0.01
                                                                 --------    --------    --------   --------   --------   --------
   Total from investment operations ...........................      0.55        0.21        0.25       0.81       0.75       0.56
                                                                 --------    --------    --------   --------   --------   --------
Less distributions (note 6):
   Dividends from net investment income .......................     (0.25)      (0.51)      (0.52)     (0.53)     (0.55)     (0.55)
   Distributions from capital gains ...........................      -          (0.04)      (0.08)      -          -          -
                                                                 --------    --------    --------   --------   --------   --------
   Total distributions ........................................     (0.25)      (0.55)      (0.60)     (0.53)     (0.55)     (0.55)
                                                                 --------    --------    --------   --------   --------   --------
Net asset value, end of period ................................  $  10.47    $  10.17    $  10.51   $  10.86   $  10.58   $  10.38
                                                                 ========    ========    ========   ========   ========   ========

Total return (not reflecting sales charge) ....................      5.52%+      2.19%       2.23%      7.83%      7.36%      5.49%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...................  $368,925    $358,154    $391,586   $393,887   $391,737   $389,083
   Ratio of expenses to average net assets ....................      0.70%*      0.70%       0.71%      0.73%      0.73%      0.73%
   Ratio of net investment income to average net assets .......      4.84%*      4.96%       4.66%      4.81%      5.02%      5.30%
   Portfolio turnover rate ....................................      9.57%+     21.35%      16.66%     19.68%     19.98%     27.37%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....................      0.69%*      0.69%       0.70%      0.72%      0.72%      0.72%

+  Not Annualized.
*  Annualized.


                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                          CLASS C

                                                           SIX MONTHS
                                                              ENDED                                                     PERIOD
                                                            12/31/00                 YEAR ENDED JUNE 30,                 ENDED
                                                          (UNAUDITED)     2000        1999       1998        1997      6/30/96(1)
Net asset value, beginning of period ..................... $   10.18   $   10.52   $   10.88   $   10.60   $   10.38   $   10.45
                                                           ---------   ---------   ---------   ---------   ---------   ---------
Income from investment operations
   Net investment income .................................      0.21        0.41        0.42        0.43        0.44        0.13
   Net gain (loss) on securities (both realized
      and unrealized) ....................................      0.29       (0.28)      (0.28)       0.29        0.23       (0.07)
                                                           ---------   ---------   ---------   ---------   ---------   ---------
   Total from investment operations ......................      0.50        0.13        0.14        0.72        0.67        0.06
                                                           ---------   ---------   ---------   ---------   ---------   ---------
Less distributions (note 6):
   Dividends from net investment income ..................     (0.21)      (0.43)      (0.42)      (0.44)      (0.45)      (0.13)
   Distributions from capital gains ......................       -         (0.04)      (0.08)        -           -           -
                                                           ---------   ---------   ---------   ---------   ---------   ---------
   Total distributions ...................................     (0.21)      (0.47)      (0.50)      (0.44)      (0.45)      (0.13)
                                                           ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period ........................... $   10.47   $   10.18   $   10.52   $   10.88   $   10.60   $   10.38
                                                           =========   =========   =========   =========   =========   =========
Total return (not reflecting sales charge) ...............      4.97%+      1.33%       1.26%       6.90%       6.64%       0.57%+

Ratios/supplemental data
   Net assets, end of period (in thousands) .............. $   3,458   $   2,920   $   1,343   $     797   $     200   $       6
   Ratio of expenses to average net assets ...............      1.55%*      1.54%       1.56%       1.57%       1.58%       0.40%+
   Ratio of net investment income to average
      net assets .........................................      3.98%*      4.09%       3.79%       3.89%       4.17%       1.17%+
   Portfolio turnover rate ...............................      9.57%+     21.35%      16.66%      19.68%      19.98%      27.37%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...............      1.54%*      1.53%       1.55%       1.56%       1.57%       0.40%+

                                                                                           CLASS Y

                                                           SIX MONTHS
                                                             ENDED                                                       PERIOD
                                                            12/31/00                  YEAR ENDED JUNE 30,                 ENDED
                                                           (UNAUDITED)     2000        1999        1998        1997     6/30/96(1)
Net asset value, beginning of period .....................  $   10.20   $   10.53   $   10.89   $   10.59   $   10.38   $   10.45
                                                            ---------   ---------   ---------   ---------   ---------   ---------
Income from investment operations
   Net investment income .................................       0.26        0.52        0.51        0.58        0.70        0.15
   Net gain (loss) on securities (both realized
      and unrealized) ....................................       0.30       (0.28)      (0.26)       0.31        0.21       (0.07)
                                                            ---------   ---------   ---------   ---------   ---------   ---------
   Total from investment operations ......................       0.56        0.24        0.25        0.89        0.91        0.08
                                                            ---------   ---------   ---------   ---------   ---------   ---------
Less distributions (note 6):
   Dividends from net investment income ..................      (0.26)      (0.53)      (0.53)      (0.59)      (0.70)      (0.15)
   Distributions from capital gains ......................        -         (0.04)      (0.08)        -           -           -
                                                            ---------   ---------   ---------   ---------   ---------   ---------
   Total distributions ...................................      (0.26)      (0.57)      (0.61)      (0.59)      (0.70)      (0.15)
                                                            ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period ...........................  $   10.50   $   10.20   $   10.53   $   10.89   $   10.59   $   10.38
                                                            =========   =========   =========   =========   =========   =========
Total return (not reflecting sales charge) ...............       5.60%+      2.45%       2.28%       8.63%       9.10%       0.76%+

Ratios/supplemental data
   Net assets, end of period (in thousands) ..............  $   1,591   $   1,738   $   2,450   $      57   $     0.1   $     0.1
   Ratio of expenses to average net assets ...............       0.55%*      0.55%       0.56%       0.58%       0.58%       0.15%+
   Ratio of net investment income to average
     net assets ..........................................       4.99%*      5.10%       4.87%       4.96%       5.17%       1.42%+
   Portfolio turnover rate ...............................       9.57%+     21.35%      16.66%      19.68%      19.98%      27.37%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...............       0.54%*      0.54%       0.55%       0.57%       0.57%       0.15%+

(1) For the period April 1, 1996 (commencement of operations) through June 30, 1996.
+    Not annualized.
*    Annualized.

                 See accompanying notes to financial statements.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Trust of Arizona (the "Trust") was held on October 25, 2000. The holders of shares representing 57% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).


1.   To elect Trustees.

                                                   NUMBER OF VOTES

     TRUSTEE                               FOR                      WITHHELD

     Lacy B. Herrmann                   20,174,507                   286,553
     Arthur K. Carlson                  20,237,499                   223,561
     Thomas W. Courtney                 20,241,641                   219,419
     William L. Ensign                  20,237,938                   223,122
     Diana P. Herrmann                  20,215,730                   245,330
     John C. Lucking                    20,255,678                   205,382
     Anne J. Mills                      20,244,504                   216,556


2.   To ratify the selection of KPMG LLP as the Trust's independent auditors.

     Number of Votes:
     FOR                         AGAINST         ABSTAIN

     19,852,647                   33,827         574,587


3. To act upon a proposal to change the fundamental policies of the Trust to allow the use of additional nationally recognized statisical rating organizations.

     Number of Votes:
     FOR                         AGAINST         ABSTAIN

     15,699,933                  334,132       1,045,699